Schedule of components of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Deferred tax assets	$ 4,478	$ 4,560
Deferred tax liabilities	(8,273)	(8,583)
Set-off of deferred tax assets	4,478	4,560
Net deferred tax liability	(3,795)	(4,023)	$ (1,954)
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	615	869
Deferred tax liabilities	(5,678)	(5,552)
Mineral Properties [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	374
Deferred tax liabilities	(2,374)	(1,741)
Loss Carryforwards [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	1,000	793
Other [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	2,489	2,898
Deferred tax liabilities	(221)	(968)
Long Term Debts [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities		$ (322)